Trade and other receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 36,273	$ 39,334
Lease receivables, current	188	206
Other receivables, current	9,642	9,737
Amounts due from joint ventures and associates, current	1,014	2,722
Prepayments and deferred charges, current	6,156	14,511
Total, current	53,273	66,510
Lease receivables, non-current	1,032	1,090
Other receivables, non-current	2,801	3,247
Amounts due from joint ventures and associates, non-current	278	423
Prepayments and deferred charges, non-current	2,187	2,160
Total, non-current	6,298	6,920
Current income tax receivable	558	363
Non-current income tax receivable	$ 568	$ 469